Derivatives (Credit Risk on Freestanding Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in Net Liability Position	$ 550	$ 338
Estimated Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	0	0
Estimated Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	0	0
Fixed Maturity Securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	622	390
Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	4	2
Derivatives Subject To Credit-Contingent Provisions [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in Net Liability Position	547	334
Estimated Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	0	0
Estimated Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	0	0
Derivatives Subject To Credit-Contingent Provisions [Member] | Fixed Maturity Securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	622	390
Derivatives Subject To Credit-Contingent Provisions [Member] | Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	0	0
Derivatives Not Subject To Credit-Contingent Provisions [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in Net Liability Position	3	4
Estimated Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	0	0
Estimated Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	0	0
Derivatives Not Subject To Credit-Contingent Provisions [Member] | Fixed Maturity Securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	0	0
Derivatives Not Subject To Credit-Contingent Provisions [Member] | Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	$ 4	$ 2